Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital.	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of year at Dec. 31, 2022	€ 293,604	€ 2,735,557	€ (1,593)	€ (4,853)	€ (496,689)	€ 2,526,026
Net profit / (loss) (-)					211,697	211,697
Other comprehensive income			392	(1,037)		(645)
Total comprehensive income / loss (-)			392	(1,037)	211,697	211,052
Share-based compensation					56,718	56,718
Exercise of subscription rights	333	1,437				1,770
Balance at end of year at Dec. 31, 2023	293,937	2,736,994	(1,201)	(5,890)	(228,274)	2,795,566
Net profit / (loss) (-)					74,082	74,082
Other comprehensive income			4,673	2,732		7,405
Total comprehensive income / loss (-)			4,673	2,732	74,082	81,487
Share-based compensation					19,886	19,886
Balance at end of year at Dec. 31, 2024	293,937	2,736,994	3,472	(3,158)	(134,306)	2,896,939
Net profit / (loss) (-)					320,884	320,884
Other comprehensive income			(475)	(5,479)		(5,954)
Total comprehensive income / loss (-)			(475)	(5,479)	320,884	314,930
Share-based compensation					23,999	23,999
Balance at end of year at Dec. 31, 2025	€ 293,937	€ 2,736,994	€ 2,997	€ (8,637)	€ 210,577	€ 3,235,868